Financial risk management	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Financial risk management
16.	Financial risk management:

The Company has exposure to the following risks from its use of financial instruments: credit risk, market risk, liquidity risk, and capital risk. Management, the Board of Directors, and the Audit Committee monitor risk management activities and review the adequacy of such activities. There have been no significant changes to the Company’s risk management strategies since December 31, 2024.

Amounts receivables consist of:

	March 31,	December 31,
	2025	2024

Trade receivables	$6,372	$3,265
Other miscellaneous receivables	92	102

	$6,464	$3,367

Trade receivables by geography consist of:

	March 31,	December 31,
	2025	2024

United States	$325	$154
Europe	751	338
Asia/Pacific	5,296	2,773

	$6,372	$3,265

An aging of the Company’s trade receivables are as follows:

	March 31,	December 31,
	2025	2024

Current	$6,165	$3,236
31-60 days	206	29
61-90 days	-	-
Over 91 days	1	-

	$6,372	$3,265

The balance of the past due amounts relates to reoccurring customers and are considered collectible.